Financial instruments and risk management - Financial Assets that are either past due or impaired (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 15,075	€ 18,207
Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320	2,119
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	618	1,060
Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938	3,179
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,042	6,814
Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,980	9,993
Thereof neither past due nor impaired | Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320	2,119
Thereof neither past due nor impaired | Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	618	1,060
Thereof neither past due nor impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938	3,179
Thereof neither past due nor impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,435	6,040
Thereof neither past due nor impaired | Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,373	9,219
Thereof past due as of the reporting date and impaired | Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	607	774
Thereof past due as of the reporting date and impaired | Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 607	€ 774